Provisions - Schedule of Provisions for Dividend (Detail) R in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 USD ($)
Disclosure Of Provisions [Abstract]
Total provision	$ 8.0		$ 7.8
Current portion included in trade and other payables	(1.6)	R (20.0)	(1.4)
Balance at end of the year	$ 6.4		$ 6.4